Schedule I - Condensed Financial Information of Parent Company - Statement of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
STATEMENT OF CASH FLOWS
Net cash used in operating activities	¥ 814,137,169	$ 114,668,821	¥ 322,701,870	¥ 449,171,181
Received from subsidiaries and VIEs	(70,004,009)	(9,859,858)	(826,042,700)	(2,238,372,299)
Net cash provided by investing activities	(1,106,334,486)	(155,823,953)	(913,388,006)	(2,347,593,831)
Net cash provided by (used in) financing activities	1,227,458,379	172,883,896	576,351,240	1,301,311,826
Effect of foreign exchange rate changes	2,286,656	322,070	29,255,917	(9,373,234)
Net increase (decrease) in cash and cash equivalents	937,547,718	132,050,834	14,921,021	(606,484,058)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	1,006,959,857	141,827,330	992,038,836	1,598,522,894
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	¥ 1,944,507,575	$ 273,878,164	1,006,959,857	992,038,836
Currency exchange rate	7.0999	7.0999
Parent Company | Reportable legal entity
STATEMENT OF CASH FLOWS
Net cash used in operating activities	¥ (5,736,205)	$ (807,928)	(9,559,741)	(8,630,238)
Received from subsidiaries and VIEs	25,363,652	3,572,396	164,707,863	4,545,040
Dividends received from subsidiaries	49,338,235	6,949,145	0	0
Net cash provided by investing activities	74,701,887	10,521,541	164,707,863	4,545,040
Contribution from shareholders	1,099,619	154,878	277,342	2,959,511
Repurchase of common shares	(24,872,828)	(3,503,265)	(146,740,902)	0
Dividend paid	(58,401,356)	(8,225,659)	0	0
Net cash provided by (used in) financing activities	(82,174,565)	(11,574,046)	(146,463,560)	2,959,511
Effect of foreign exchange rate changes	131,100	18,466	824,099	(144,484)
Net increase (decrease) in cash and cash equivalents	(13,077,783)	(1,841,967)	9,508,661	(1,270,171)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	14,280,138	2,011,315	4,771,477	6,041,648
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	¥ 1,202,355	$ 169,348	¥ 14,280,138	¥ 4,771,477
Currency exchange rate	7.0999	7.0999